Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 175,213	$ 337,356	$ 557,579
Accounts receivable, net	1,057,642	1,060,249	839,566
Inventories, net	1,149,178	1,008,379	886,731
Deferred taxes	126,605	121,905	131,996
Prepaid expenses and other	109,009	100,465	107,872
Total current assets	2,617,647	2,628,354	2,523,744
Property, plant and equipment, net	591,805	598,746	581,245
Goodwill	1,042,410	1,045,077	1,012,530
Deferred taxes	19,291	17,843	24,343
Other intangible assets, net	154,839	163,482	147,112
Other assets, net	179,891	169,112	170,936
Total assets	4,605,883	4,622,614	4,459,910
Current liabilities:
Accounts payable	541,925	597,342	571,021
Accrued liabilities	831,182	808,601	817,837
Debt due within one year	370,635	53,623	51,481
Deferred taxes	8,848	10,755	16,036
Total current liabilities	1,752,590	1,470,321	1,456,375
Long-term debt due after one year	426,140	451,593	476,230
Retirement obligations and other liabilities	429,549	422,470	414,272
Commitments and contingencies (See Note 13)
Shareholders' equity:
Common shares, $1.25 par value Shares authorized - 120,000	73,664	73,664	73,664
Capital in excess of par value	538,944	621,083	613,861
Retained earnings	2,367,469	2,205,524	1,848,680
Equity before treasury stock deferred compensation equity and accumulated other comprehensive loss net of tax and noncontrolling interest	2,980,077	2,900,271	2,536,205
Treasury shares, at cost	(765,729)	(424,052)	(292,210)
Deferred compensation obligation	10,554	9,691	9,533
Accumulated other comprehensive loss	(237,302)	(216,097)	(150,506)
Total Flowserve Corporation shareholders' equity	1,987,600	2,269,813	2,103,022
Noncontrolling interest	10,004	8,417	10,011
Total equity	1,997,604	2,278,230	2,113,033
Total liabilities and equity	$ 4,605,883	$ 4,622,614	$ 4,459,910